Stock Compensation Plan (Details Narrative) - USD ($)	1 Months Ended						12 Months Ended
	Oct. 31, 2025	Sep. 30, 2025	Jun. 30, 2024	Mar. 31, 2024	Nov. 30, 2022	Oct. 31, 2021	Dec. 31, 2025	Dec. 31, 2024	Jan. 01, 2026	Jul. 16, 2025	Jan. 31, 2025
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares issued					5,000,000	6,000,000
Stock based compensation expense							$ 16,024,000	$ 8,561,000
Number of options granted							205,000	0
Number of options exercises							1,705,000
Issuance of common stock							1,337,245
Proceeds from issuance of cashless common stock							$ 41,000,000
Weighted-average grant date fair value of options granted							$ 3.53
Number of cash excercise of options							3,000
Proceeds from exercise of options							$ 6,000	$ 0
Stock Awards [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock based compensation expense							15,700,000	7,800,000
Unrecognized stock based compensation expense							$ 21,300,000
Non-vested portion, period of recognition							2 years 3 months 18 days
Stock Options [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock based compensation expense							$ 300,000	800,000
Unrecognized stock based compensation expense							$ 700,000
Weighted average period term							9 months 18 days
Chief Executive Officer [Member] | Stock Awards [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock option granted						1,500,000
Stock based compensation expense								$ 400,000
Weighted average fair value						$ 0.25
Total value						$ 400,000
2021 Stock Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Maximum contractual term of options						10 years
Shares available for future grant						0
2022 Equity Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Maximum contractual term of options						10 years
Percentage of outstanding stock maximum					5.00%
Equity Incentive Plan 2024 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Maximum contractual term of options			10 years
Shares available for future grant							915,000
Shares reserved for issuance			2,500,000
Equity Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares available for future grant							385,036		5,583,889		3,603,403
2025 Inducement Equity Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares available for future grant							2,000,000			2,000,000
QLE 2024 Equity Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Maximum contractual term of options				10 years
Maximum percentage of shares available to grant as incentive stock options				50.00%
Maximum percentage of shares available issue to common equity deemed outstanding				15.00%
RSU's [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Unrecognized stock based compensation expense	$ 0	$ 0
Fair value of awards at date of grant	$ 37,400,000	$ 37,400,000
Percentage of restricted stock units granted	4.00%	11.00%